Benefit plans (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Benefit Plans
Cost	$ 1,237	$ 1,526	$ 813
Interest	5,466	16,430	6,140
Actuarial results - Other comprehensive results	(1,760)	(4,600)	4,146
Benefit plan charge	$ 4,943	$ 13,356	$ 11,099